Other payables and accruals (Details Textual) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Advances From Dealer Subscriptions And Listing Customers	¥ 845.0	¥ 898.7
Advance from Leasing Customers	¥ 168.6	¥ 240.6